Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Absract]
Related Party Transactions and Balances

12. Related Party Transactions and Balances

(1)	Related Parties:

Name of related parties	Relationship with the Company
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. (“Zhongxiangxin”)	An entity method investee
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”)	An entity method investee
Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”)	An entity method investee
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company

(2)	Accounts receivable from a related party

Name of related party	June 30, 2025	December 31, 2024
Yangzhou Meihua Import and Export Co., Ltd.	$1,194,162	$727,180
(3)	Prepayment to a related party

Name of related party	June 30, 2025	December 31, 2024
Jiangsu Guomai	$418,784	$-

During the six months ended June 30, 2025, the Group advanced a procurement payment of $418,784 (RMB3 million) to Jiangsu Guomai. The balance as of June 30, 2025 was still outstanding as of the date of this filing.

(4)	Due from related parties

Name of related party	June 30, 2025	December 31, 2024
Zhongxiangxin (1)	-	6,854,443
Hainan Guoxie (2)	11,193,418	10,190,726
Total	$11,193,418	$17,045,169

(1)	For the year ended December 31, 2024, the Group advanced $6,849,972 (RMB50.0 million) to Zhongxiangxin with a fixed interest rate of 2.35%. As of December 31, 2024, principle and interests amounted to $6,854,443. The loan was fully collected on March 20, 2025.

(2)	For the year ended December 31, 2024, the Company advanced $10,190,726 to Hainan Guoxie. The advance is interest-free and will be converted into a capital injection in Hainan Guoxie. For the six months ended June 30, 2025, the Company further advanced $ 809,649 (RMB5.8 million) to Hainan Guoxie.

(5)	Related Party Sales

The Company sells products to its related parties and the sales amount from a related party for the six months end 2025 and 2024 are as follows:

	For the Six Months ended June 30,
Name of related party	2025	2024
Yangzhou Meihua Import and Export Co., Ltd.	$396,147	$307,805